INVESCO EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED APRIL 23, 2021 TO THE PROSPECTUSES DATED
AUGUST 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500® Equal Weight ETF (RSP)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
Invesco Zacks Mid-Cap ETF (CZA)
Invesco Zacks Multi-Asset Income ETF (CVY)
(each, a “Fund”)
Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-PS-PRO-1-SUP-1 042321